Optimum Small-Mid Cap Value Fund
Optimum Small-Mid Cap Value Fund (the “Funds”)

OPTIMUM FUND TRUST

Optimum Small-Mid Cap Value Fund

 (the “Funds”)

Supplement to the Funds’ Prospectus

dated July 29, 2013

Effective January 1, 2014, the following replaces the information in the section entitled, “Fund summaries – Optimum Small-Mid Cap Value Fund – What are the Fund’s fees and expenses?”.

What are the Fund’s fees and expenses?

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $75,000 in the Optimum Funds. More information about these and other discounts is available from your financial advisor, in this prospectus under the section entitled “About your account,” and in the Fund’s statement of additional information under the section entitled “Purchasing shares.”

Shareholder fees (fees paid directly from your investment)
Shareholder Fees Optimum Small-Mid Cap Value Fund	Class A	Class B		Class C		Institutional Class
Maximum sales charge (load) imposed on purchases as a percentage of offering price	5.75%	none		none		none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none	4.00%	[1]	1.00%	[1]	none
[1]	If you redeem Class B shares during the first year after you buy them, you will pay a contingent deferred sales charge (CDSC) of 4.00%, which declines to 3.25% during the second year, 2.75% during the third year, 2.25% during the fourth and fifth years, 1.50% during the sixth year, and 0% thereafter. Class C shares redeemed within one year of purchase are subject to a 1.00% CDSC.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Optimum Small-Mid Cap Value Fund		Class A	Class B	Class C	Institutional Class
Management fees		1.02%	1.02%	1.02%	1.02%
Distribution and service (12b-1) fees		0.25%	1.00%	1.00%	none
Other expenses		0.61%	0.61%	0.61%	0.61%
Total annual fund operating expenses		1.88%	2.63%	2.63%	1.63%
Fee waivers and expense reimbursements	[1]	(0.23%)	(0.98%)	(0.23%)	(0.23%)
Total annual fund operating expenses after fee waivers and expense reimbursements		1.65%	1.65%	2.40%	1.40%
[1]	The Fund's investment manager, Delaware Management Company (Manager), is contractually waiving its investment advisory fees and/or paying expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total fund operating expenses from exceeding 1.40% of the Fund's average daily net assets from July 29, 2013 through July 29, 2014. The Fund's distributor, Delaware Distributors, L.P. (Distributor), has contracted to limit the Fund's Class B shares' 12b-1 fee to no more than 0.25% of average daily net assets from July 29, 2013 through July 29, 2014. These waivers and reimbursements may only be terminated by agreement of the Manager and the Distributor, as applicable, and the Fund.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the applicable waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Optimum Small-Mid Cap Value Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	733	1,111	1,513	2,632
Class B	568	999	1,533	2,708
Class C	343	796	1,375	2,947
Institutional Class	143	492	865	1,913

(if not redeemed)
Expense Example, No Redemption Optimum Small-Mid Cap Value Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class B	168	724	1,308	2,708
Class C	243	796	1,375	2,947

Investments in the Funds are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (the “Macquarie Group”), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Funds, the repayment of capital from the Funds, or any particular rate of return.

Please keep this Supplement for future reference.

This Supplement is dated December 23, 2013.